AXA Equitable Life Insurance Company

Supplement dated March 19, 2019 to the current prospectuses for:

•	Retirement Investment Account®
•	MomentumSM
•	MomentumSM Plus

This Supplement updates certain information in the most recent prospectuses and statements of additional information you received and in any supplements to those prospectuses and statements of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

Please note the following changes:

Mailing Address Changes

Effective April 1, 2019, our mailing addresses will change. Therefore, in the section “How to reach us” under “Who is AXA Equitable” the current mailing addresses are hereby deleted in their entirety and replaced with the following new mailing addresses:

For Retirement Investment Account®

For correspondence and contribution checks sent by regular mail:

Return via Mail or Fax:

AXA Equitable-Retirement

P.O. Box 219489

Kansas City, MO 64121-9489

For contribution checks only sent by registered, certified, or overnight delivery:

Street and Overnight Address:

AXA Equitable-Retirement

430 W. 7th Street STE 219489

Kansas City, MO 64105-1407

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Our processing office is 430 W. 7th Street Kansas City, MO 64105-1407.

For MomentumSM and MomentumSM Plus

For all communications sent by Regular Mail:

AXA Equitable-Retirement

P.O. Box 219489

Kansas City, MO 64121-9489

For all communications sent by Express Delivery:

AXA Equitable-Retirement

430 West 7th Street

Suite 219489

Kansas City, MO 64105-1407

Distributed by affiliate AXA Advisors, LLC and/or for certain contracts co-distributed by affiliate

AXA Distributors, LLC

Copyright 2019 AXA Equitable Life Insurance.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

IM-16-19 (5.19)	159977 (3.19)
RIA/MO/MO Plus Inforce/New Biz	(#654603)
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